Retirement Plans - Components of Net Periodic Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 1,204	$ 939
Interest cost	884	915
Expected return on plan assets	(965)	(858)
Net amortization and deferral	698	359
Net periodic benefit cost	1,821	1,355
Net loss (gain) recognized in other comprehensive income	(4,406)	2,829
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$ (2,585)	$ 4,184